Share-based payment arrangements (Details 2) (WARs, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
WARs
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (in years)	3 years
Compensation (income)/cost for cash-settled WARs	$ (8)	$ 8	$ 17
Income (expense) related to the cash-settled call options	24	10	1
Aggregate fair value of outstanding WARs	17	45
Summary of the activity related to share-based compensation arrangements.
Outstanding at beginning of period (in number instruments)	58,401,395
Granted (in number of WARs)	10,453,300
Exercised (in number of WARs)	(6,781,355)
Forfeited (in number of WARs)	(735,000)
Outstanding at end of period (in number instruments)	61,338,340	58,401,395
Exercisable (in number of WARs)	22,405,040
Aggregate fair value at date of grant of WARs	10	7	22
Share-based liabilities paid upon exercise of WARs	$ 7	$ 25	$ 20